Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Income tax benefit				$ (271,000,000)	$ 417,000,000	$ 457,000,000
Tax benefit from US Tax Act					8,000,000
Valuation allowance against deferred tax assets	$ 539,000,000		$ 539,000,000	(502,000,000)	31,000,000	166,000,000
Undistributed earnings in subsidiaries				5,000,000,000
Deferred income taxes				(474,000,000)	64,000,000	103,000,000
Deferred tax liability on total undistributed earnings				68,000,000
Deferred taxes				8,000,000
Deferred tax assets, valuation allowances				993,000,000	1,626,000,000
Gross tax loss carry forwards with indefinite lives				2,000,000,000
Unrecognized tax benefits, that would affect effective tax rate, if recognized				209,000,000
Income tax related interest and penalties recognized expense				6,000,000	13,000,000	(1,000,000)
Income tax related interest and penalties accrued		$ 11,000,000		25,000,000	$ 21,000,000	$ 11,000,000
2020
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				68,000,000
2021
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				122,000,000
2022
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				86,000,000
2023
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				123,000,000
2024 and beyond
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration				418,000,000
Tax credit carryforward expiring year two
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				1,000,000
Tax credit carryforward expiring year five and beyond
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration				53,000,000
Subsidiaries Outside U.K.
Income Tax Disclosure [Line Items]
Deferred income taxes				$ 0
U.K
Income Tax Disclosure [Line Items]
Statutory federal income tax rate				19.00%	19.00%	19.25%
Valuation allowance against deferred tax assets		84,000,000
U.S.
Income Tax Disclosure [Line Items]
Tax expense related to mandatory repatriation tax		$ 46,000,000